Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (34.9%)
$275,307	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M3, 1.72% (US0001M + 65 bps), 6/28/44, Callable 6/28/22 @ 100*	$275,300
735,438	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 1.63% (US0001M + 62 bps), 1/25/33, Callable 6/25/22 @ 100*	721,435
887,026	CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 2.36% (US0001M + 135 bps), 10/25/37, Callable 4/25/23 @ 100*(a)	885,292
30	Citigroup Mortgage Loan Trust, Inc., Series 2005- WF1, Class A5, 5.01%, 11/25/34, Callable 6/25/22 @ 100*(b)	31
694,045	CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38%, 2/18/46, Callable 3/18/23 @ 100*(a)	619,918
228	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32, Callable 6/25/22 @ 100*(b)(c)	226
342,714	Countrywide Asset-Backed Certificates, Series 2005-12, Class M2, 1.74% (US0001M + 49 bps), 2/25/36, Callable 6/25/22 @ 100*	342,084
1,354,421	Driven Brands Funding LLC, Series 2019-2A, Class A2, 3.98%, 10/20/49, Callable 10/20/24 @ 100*(a)	1,278,488
806,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	753,610
457,984	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 2.88% (US0001M + 188 bps), 11/25/34, Callable 6/25/22 @ 100*	377,187
1,508,227	Goodgreen Trust, Series 2021-1A, Class A, 2.63%, 4/15/55(a)	1,382,627
345,000	Hi-Fi Music Ip Issuer II L.P, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 8/1/22 @ 100*	337,990
49,948	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-C, Class 2A3, 1.87% (US0001M + 86 bps), 3/25/35, Callable 6/25/22 @ 100*	49,906
35	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)(c)	35
781,075	Jack In The Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @100*	729,993
303,986	Lendingpoint Asset Securitization Trust, Series 2021-A, Class A, 1.00%, 12/15/28, Callable 10/15/23 @ 100*(a)	301,789
389,916	NMEF Funding LLC, Series 2021-A, Class A2, 0.81%, 12/15/27, Callable 7/15/24 @ 100*	384,131
1,660,961	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, 3.78% (US0001M + 278 bps), 9/25/33, Callable 6/25/22 @ 100*	1,681,731
493,111	RAAC Trust, Series 2007-SP1, Class M1, 1.86% (US0001M + 86 bps), 3/25/37, Callable 6/25/22 @100*	490,613
80,646	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32, Callable 6/25/22 @ 100*	76,003
1,830	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.27%, 12/25/33, Callable 6/25/22 @ 100*(b)(c)	1,777
1,539,667	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 8/20/51, Callable 8/20/25 @ 100*(a)	1,285,267

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$56,652	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35, Callable 6/25/22 @ 100*(b)(c)	$52,517
811,383	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A1, 1.69% (US0001M + 68 bps), 4/25/33, Callable 6/25/22 @ 100*	805,836
891,392	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 1.73% (US0001M + 72 bps), 9/25/35, Callable 6/25/22 @ 100*	882,127
237,115	Structured Asset Securities Corp Mortgage Pass- Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34, Callable 6/25/22 @ 100*(b)(c)	235,778
1,330,000	Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 5/25/46, Callable 5/25/23 @ 100*(a)	1,346,380
586,401	Textainer Marine Containers VII, Ltd., Series 2020-1A, Class A, 2.73%, 8/21/45, Callable 8/20/22 @ 100*(a)	555,795
848,688	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	816,419
650,088	ZAXBY'S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	571,055
Total Asset Backed Securities (Cost $18,347,777)		17,241,340

Mortgage Backed Securities† (33.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.8%)
82,243	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.98%, 2/25/36, Callable 6/25/22 @ 100*(b)	65,939
9,071	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.03%, 7/25/35, Callable 6/25/22 @ 100*(b)	7,030
11,655	Countrywide Alternative Loan Trust, Series 2005- 24, Class 1A1, 1.63% (12MTA + 131 bps), 7/20/35, Callable 6/19/22 @ 100*	9,476
1,059	Deutsche Mortgage Securities, Inc., Series 2006- ABR, Class A1B1, 1.11% (US0001M + 10 bps), 10/25/36, Callable 6/25/22 @ 100*	904
2,112	Deutsche Mortgage Securities, Inc., Series 2003- 4XS, Class A6A, 5.32%, 10/25/33, Callable 6/25/22 @ 100*(b)(c)	2,054
3,611	Deutsche Mortgage Securities, Inc., Series 2006- AB4, Class A1A, 6.00%, 10/25/36, Callable 6/25/22 @ 100*(b)	3,290
3,764	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.41%, 9/25/34, Callable 6/25/22 @ 100*(b)	3,576
15,778	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.70%, 4/21/34, Callable 6/21/22 @ 100*(b)	15,392
237,013	Nomura Asset Acceptance Corp., Series 2005- AR4, Class 3A1, 3.03%, 8/25/35, Callable 6/25/22 @ 100*(b)	246,304
29,145	Residential Accredit Loans, Inc., Series 2004- QA4, Class NB21, 3.03%, 9/25/34, Callable 6/25/22 @ 100*(b)	28,559

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$14,291	Residential Accredit Loans, Inc., Series 2006- QA1, Class A21, 4.35%, 1/25/36, Callable 6/25/22 @ 100*(b)	$11,908
		394,432
Alt-A - Fixed Rate Mortgage Backed Securities (1.0%)
10,574	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35, Callable 6/25/22 @ 100*	8,486
15,353	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36, Callable 6/25/22 @ 100*	13,879
373	Countrywide Alternative Loan Trust, Series 2004- 12CB, Class 1A1, 5.00%, 7/25/19, Callable 6/25/22 @ 100*	365
12,754	Countrywide Alternative Loan Trust, Series 2005- J13, Class 2A3, 5.50%, 11/25/35, Callable 6/25/22 @ 100*	9,853
16,248	Countrywide Alternative Loan Trust, Series 2006- 2CB, Class A3, 5.50%, 3/25/36, Callable 6/25/22 @ 100*	8,346
17,011	Countrywide Alternative Loan Trust, Series 2006- 31CB, Class A16, 6.00%, 11/25/36, Callable 6/25/22 @ 100*	11,564
16,315	Countrywide Alternative Loan Trust, Series 2006- 43CB, Class 1A4, 6.00%, 2/25/37, Callable 6/25/22 @ 100*	10,390
119,543	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 6/25/22 @ 100*	62,873
55,466	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34, Callable 6/25/22 @ 100*	47,581
119	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19, Callable 6/25/22 @ 100*	115
719	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 8/25/23 @ 100*	645
3,152	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 6/25/22 @ 100*	3,058
264,202	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 6/25/22 @ 100*	252,958
19,194	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34, Callable 6/25/22 @ 100*	18,740
2,919	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34, Callable 6/25/22 @ 100*	2,839
101	Residential Accredit Loans, Inc., Series 2004- QS13, Class CB, 5.00%, 9/25/19, Callable 6/25/22 @ 100*	104
5,574	Residential Accredit Loans, Inc., Series 2004- QS6, Class A1, 5.00%, 5/25/19, Callable 6/25/22 @ 100*	5,214
23,227	Residential Accredit Loans, Inc., Series 2006- QS6, Class 1A2, 6.00%, 6/25/36, Callable 6/25/22 @ 100*	20,279
40,547	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36, Callable 5/25/24 @ 100*	15,451

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$25,103	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37, Callable 6/25/22 @ 100*	$16,782
10,039	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35, Callable 6/25/22 @ 100*	8,750
		518,272
Prime Adjustable Rate Mortgage Backed Securities (5.4%)
275	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.77%, 5/25/35(b)	274
327,920	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36, Callable 6/25/22 @ 100*(b)(c)	63,237
477,971	Banc of America Funding Corp., Series 2015-R3, Class 4A1, 1.16% (US0001M + 15 bps), 3/27/37(a)	472,544
4,833	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.55%, 9/25/33, Callable 6/25/22 @ 100*(b)	4,566
5,563	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.71%, 2/25/36, Callable 6/25/22 @ 100*(b)	5,341
4,118	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.81%, 6/25/34, Callable 6/25/22 @ 100*(b)	3,953
2,850	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 2.94%, 11/20/46, Callable 6/20/22 @ 100*(b)	2,631
4,690	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.11%, 9/25/34, Callable 6/25/22 @ 100*(b)	4,267
2,999	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.31%, 1/25/35, Callable 6/25/22 @ 100*(b)	2,902
3,965	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.38% (H15T1Y + 230 bps), 10/25/35, Callable 6/25/22 @ 100*	3,975
10,664	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.09%, 10/25/36, Callable 6/25/22 @ 100*(b)	9,971
6,450	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.32%, 3/25/31, Callable 6/25/22 @ 100*(b)	6,327
9,445	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.14%, 7/25/37, Callable 6/25/22 @ 100*(b)	8,383
5,262	Citigroup Mortgage Loan Trust, Inc., Series 2005- 3, Class 2A2A, 2.86%, 8/25/35(b)	5,263
483	Coast Savings & Loan Association, Series 1992- 1, Class A, 2.21%, 7/25/22, Callable 6/25/22 @ 100*(b)	483
3,352	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.12%, 2/25/34, Callable 6/25/22 @ 100*(b)	3,152
7,271	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.48%, 2/19/34, Callable 6/19/22 @ 100*(b)	7,282
228	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33, Callable 6/25/22 @ 100*(b)	220

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$26,879	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.64%, 11/25/32, Callable 6/25/22 @ 100*(b)	$13,921
23,819	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.80%, 11/25/34, Callable 6/25/22 @ 100*(b)	24,191
5,701	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.96%, 10/25/35, Callable 6/25/22 @ 100*(b)	5,544
34,852	GMAC Mortgage Corp. Loan Trust, Series 2005- AR6, Class 3A1, 2.89%, 11/19/35, Callable 6/19/22 @ 100*(b)	33,261
5,172	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 3.02%, 11/25/35, Callable 6/25/22 @ 100*(b)	5,174
16,493	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.19%, 4/25/35, Callable 6/25/22 @ 100*(b)	15,590
4,040	Harborview Mortgage Loan Trust, Series 2005- 14, Class 3A1A, 2.56%, 12/19/35, Callable 6/19/22 @ 100*(b)	3,748
61,729	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.01%, 1/19/35, Callable 6/19/22 @ 100*(b)	58,484
10,010	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.71%, 8/25/34, Callable 6/25/22 @ 100*(b)	9,650
20,020	Indymac Index Mortgage Loan Trust, Series 2006- AR13, Class A1, 2.94%, 7/25/36, Callable 6/25/22 @ 100*(b)	16,449
32,465	Indymac Index Mortgage Loan Trust, Series 2006- AR19, Class 1A2, 3.02%, 8/25/36, Callable 6/25/22 @ 100*(b)	26,681
19,922	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 3.03%, 8/25/34, Callable 6/25/22 @ 100*(b)	19,539
1,523	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 3.07%, 8/25/36, Callable 6/25/22 @ 100*(b)	1,317
494,651	LSTAR Securities Investment, Ltd., Series 2021-1, Class A, 2.60% (US0001M + 180 bps), 2/1/26, Callable 2/1/23 @ 100*(a)	493,970
600,000	Mello Warehouse Securitization Trust, Series 2021-2, Class C, 2.11% (US0001M + 110 bps), 4/25/55, Callable 4/25/24 @ 100*(a)	593,928
600,000	Mello Warehouse Securitization Trust, Series 2020-2, Class E, 3.26% (US0001M + 225 bps), 11/25/53, Callable 12/25/23 @ 100*(a)	593,726
6,935	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 2.17%, 12/25/34, Callable 6/25/22 @ 100*(b)	6,737
792	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.32%, 2/25/34, Callable 1/25/26 @ 100*(b)	778
7,410	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.91%, 7/25/34, Callable 4/25/25 @ 100*(b)	7,284
8,864	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.54%, 8/25/34, Callable 12/25/22 @ 100*(b)	8,783

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$3,050	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.55%, 8/25/34, Callable 8/25/26 @ 100*(b)	$3,042
2,359	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.42%, 2/25/34, Callable 6/25/22 @ 100*(b)	2,245
20,933	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.71%, 12/25/34, Callable 6/25/22 @ 100*(b)	19,609
6,075	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.62%, 12/27/35, Callable 6/25/22 @ 100*(b)	6,195
10,884	Structured Asset Securities Corp., Series 2003- 24A, Class 1A3, 2.49%, 7/25/33, Callable 6/25/22 @ 100*(b)	10,921
4,582	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 1.85% (US0001M + 84 bps), 7/25/44, Callable 6/25/22 @ 100*	4,360
43,440	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.56%, 11/25/36, Callable 6/25/22 @ 100*(b)	41,118
1,222	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 2.84%, 8/25/46, Callable 6/25/22 @ 100*(b)	1,163
7,002	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 2.88%, 9/25/36, Callable 6/25/22 @ 100*(b)	6,489
3,386	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2, 3.05%, 6/25/34, Callable 6/25/22 @ 100*(b)	3,274
		2,641,942
Prime Fixed Mortgage Backed Securities (11.5%)
543,884	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, 7/25/66, Callable 9/25/23 @ 100*(a)(b)	500,476
707,702	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, 11/25/59, Callable 6/25/22 @ 100*(a)(b)	698,944
13,306	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31, Callable 6/25/22 @ 100*	13,200
64,094	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 1CB2, 6.75%, 8/25/34, Callable 6/25/22 @ 100*	62,757
12,262	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 2CB3, 8.00%, 8/25/34, Callable 6/25/22 @ 100*	12,570
3,481	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19, Callable 6/25/22 @ 100*	3,369
57,421	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	55,418
11,080	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 6/25/22 @ 100*	11,181
15,838	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33, Callable 6/25/22 @ 100*	16,164

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$35,793	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32, Callable 6/25/22 @ 100*	$11,556
194,224	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32, Callable 6/25/22 @ 100*	191,890
609,558	GS Mortgage-Backed Securities, Series 2022- PJ1, Class AB, 2.50%, 5/28/52, Callable 1/25/46 @ 100*(a)(b)	559,293
536,551	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A8, 4.00%, 11/25/49, Callable 9/25/22 @ 100*(a)(b)	532,735
17,530	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33, Callable 6/25/22 @ 100*	16,445
20,690	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35, Callable 9/25/24 @ 100*	10,526
579,908	JPMorgan Mortgage Trust, Series 2020-4, Class A3A, 2.50%, 11/25/50, Callable 11/25/26 @ 100*(a)(b)	540,323
442,548	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47, Callable 10/25/25 @ 100*(a)(b)	420,245
9,573	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36, Callable 6/25/22 @ 100*	6,191
1,550,000	NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 2.41% (US0001M + 140 bps), 5/25/55, Callable 5/25/24 @ 100*(a)	1,514,194
4,587	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35, Callable 6/25/22 @ 100*	3,955
12,712	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32, Callable 6/25/22 @ 100*	12,502
65,407	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 6/25/22 @ 100*	64,655
423,035	Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 1/25/60, Callable 1/25/23 @ 100*(a)(b)	416,583
		5,675,172
Subprime Mortgage Backed Securities (1.9%)
180,830	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56, Callable 2/25/27 @ 100*(a)(b)	180,118
351,160	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57, Callable 2/25/25 @ 100*(a)(b)	349,981
421,649	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 8/25/26 @ 100*(a)(b)	414,475
		944,574
U.S. Government Agency Mortgage Backed Securities (12.9%)
170,942	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	149,978
11,739	Fannie Mae, 1.67% (US0012M + 132 bps), 1/1/35, Pool #805386	11,891
58,114	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	57,520

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$34,468	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	$34,475
60,877	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	60,706
139,461	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	130,680
14	Fannie Mae, 2.08% (H15T1Y + 192 bps), 12/1/22, Pool #303247	14
96,893	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	93,832
97,625	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	95,694
23,448	Fannie Mae, 2.29% (H15T1Y + 229 bps), 2/1/30, Pool #556998	23,444
783	Fannie Mae, 2.35% (H15T1Y + 216 bps), 6/1/32, Pool #725286	784
71,351	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	69,383
154,222	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	153,011
533,816	Fannie Mae, Series 2018-83, Class LC, 3.00%, 11/25/48	514,734
621,027	Fannie Mae, Series 2003-W14, Class 2A, 3.73%, 1/25/43, Callable 6/25/22 @ 100*(b)	614,213
437,926	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33, Callable 6/25/22 @ 100*(b)(c)	440,869
3,046	Fannie Mae, Series 2001-W4, Class AF6, 5.11%, 1/25/32, Callable 6/25/22 @ 100*(b)(c)	3,139
6,113	Fannie Mae, Series 2001-W2, Class AF6, 6.09%, 10/25/31, Callable 6/25/22 @ 100*(b)(c)	6,340
6,511	Fannie Mae, Series 2001-W1, Class AF6, 6.40%, 7/25/31, Callable 6/25/22 @ 100*(b)(c)	7,636
9	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	9
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,042
744,166	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.57%, 9/26/33, Callable 6/26/22 @ 100*(b)(c)	749,008
978,987	Fannie Mae REMIC Trust, Series 2004-W10, Class A6, 5.75%, 8/25/34, Callable 6/25/22 @ 100*	996,247
50,538	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	49,694
475,815	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	461,648
2,825	Freddie Mac, 1.93% (US0006M + 154 bps), 4/1/36, Pool #1N0148	2,898
78,366	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	77,272
135,760	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	130,570
286,324	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	284,543
364	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	364
130,307	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	129,488
418,472	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	410,266

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$283,576	Freddie Mac, Series T-67, Class 1A1C, 3.10%, 3/25/36, Callable 6/25/22 @ 100*(b)	$293,733
2,474	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	2,480
54	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23, Callable 7/15/22 @ 100*	55
1	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	1
6	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22, Callable 7/15/22 @ 100*	6
1,315	Government National Mortgage Assoc., 1.75% (H15T1Y + 150 bps), 12/20/27, Pool #80141	1,333
4,212	Government National Mortgage Assoc., 1.75% (H15T1Y + 150 bps), 11/20/29, Pool #876947	4,190
7,015	Government National Mortgage Assoc., 1.87% (H15T1Y + 150 bps), 5/20/34, Pool #80916	7,076
326,734	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	302,580
228	Government National Mortgage Assoc., 2.62% (H15T1Y + 150 bps), 1/20/23, Pool #8123	228
1,083	Government National Mortgage Assoc., 2.62% (H15T1Y + 150 bps), 1/20/25, Pool #8580	1,095
1,654	Government National Mortgage Assoc., 2.62% (H15T1Y + 150 bps), 1/20/25, Pool #8585	1,676
665	Government National Mortgage Assoc., 2.62% (H15T1Y + 150 bps), 3/20/26, Pool #8832	667
1,198	Government National Mortgage Assoc., 2.62% (H15T1Y + 150 bps), 3/20/29, Pool #80263	1,205
68	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	71
30	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	30
23	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	23
112	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	113
		6,377,954
Total Mortgage Backed Securities (Cost $17,466,165)		16,552,346

Corporate Bonds (11.6%)
Aerospace & Defense (2.0%)
920,000	Boeing Co. (The), 7.95%, 8/15/24	998,928
Banks (2.4%)
1,057,740	Southtrust Bank/Georgia, 7.74%, 5/15/25	1,170,055
Capital Markets (2.2%)
1,116,000	Goldman Sachs Group, Inc. (The), 1.30%, 11/15/24, Callable 11/15/22 @ 100 *	1,058,801
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	8,000
		1,066,801
Insurance (1.3%)
670,000	Athene Global Funding, 1.72%, 1/7/25 (a)	631,849
IT Services (2.2%)
1,206,000	Western Union Co. (The), 1.35%, 3/15/26, Callable 2/15/26 @ 100 *	1,089,509
Tobacco (1.5%)
806,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100 *	764,735
Total Corporate Bonds (Cost $7,166,470)		5,721,877

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds (3.2%)
Georgia (2.7%)
$1,285,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	$1,322,293
Pennsylvania (0.5%)
250,000	Philadelphia Authority for Industrial Development Revenue, 3.96%, 4/15/26	249,557
Total Taxable Municipal Bonds (Cost $1,605,468)		1,571,850

U.S. Government Agency Securities (2.5%)
Federal Farm Credit Banks
1,000,000	1.23%, 9/10/29, Callable 6/15/22 @ 100 *	866,840
Federal Home Loan Bank
370,000	0.75%, 6/30/25, Callable 6/30/22 @ 100 *(b)	358,461
Total U.S. Government Agency Securities (Cost $1,370,000)		1,225,301

U.S. Treasury Obligations (3.5%)
U.S. Treasury Notes
1,700,000	2.50%, 5/15/24	1,700,066
Total U.S. Treasury Obligations (Cost $1,699,137)		1,700,066

Investment in Affiliates (10.6%)
5,256,539	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.54%(e)	5,256,539
Total Investment in Affiliates (Cost $5,256,539)		5,256,539

Total Investments (Cost $52,911,556) - 99.8%		49,269,319
Other assets in excess of liabilities — 0.2%		92,797
Net Assets - 100.0%.		$49,362,116

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
May 31, 2022 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2022.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2022.

(d)	Issuer has defaulted on the payment of interest.

(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2022.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits
US0001M	1 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (17.2%)
$250,000	Amur Equipment Finance Receivables X LLC, Series:22-1A, Class C, 2.37%, 4/20/28, Callable 9/20/25 @ 100*(a)	$236,665
186,415	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.50%, 1/28/55(b)	184,216
332,442	CLI Funding VI LLC, Series 2020-3A, Class A, 2.07%, 10/18/45, Callable 11/18/22 @ 100*(a)	302,916
120,683	Cli Funding VIII LLC, Series:22-1A, Class A1, 2.72%, 1/18/47, Callable 1/18/24 @ 100*(a)	108,220
248,750	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/51, Callable 5/20/24 @ 100*(a)	223,257
272,250	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, 4/25/51, Callable 10/25/25 @ 100*(a)	243,191
280,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	261,800
250,000	Hi-Fi Music Ip Issuer II L.P, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 8/1/22 @ 100*(a)	244,920
289,156	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	272,905
177,847	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 4/20/25 @ 100*(a)	171,516
250,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 11/20/23 @ 100*(a)	243,800
242,033	Textainer Marine Containers VII, Ltd., Series 2A, Class A, 2.23%, 4/20/46, Callable 4/20/23 @ 100*(a)	218,879
300,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100*(a)	273,524
244,825	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 11/15/23 @ 100*(a)	224,822
229,375	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	220,654
148,946	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	124,230
Total Asset Backed Securities (Cost $3,846,988)		3,555,515

Mortgage Backed Securities† (13.3%)
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
45,843	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 6/25/22 @ 100*	35,272
2,781	Countrywide Alternative Loan Trust, Series 2005- 3CB, Class 1A4, 5.25%, 3/25/35, Callable 6/25/22 @100*	2,523
8,870	Countrywide Alternative Loan Trust, Series 2004- 5CB, Class 1A1, 6.00%, 5/25/34, Callable 6/25/22 @100*	8,587
62,917	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 6/25/22 @100*	33,091

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$7,719	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34, Callable 6/25/22 @100*	$7,580
3,768	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19, Callable 6/25/22 @100*	3,001
8,261	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34, Callable 6/25/22 @100*	8,134
151	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 8/25/23 @100*	135
6,594	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33, Callable 6/25/22 @100*	6,495
12,080	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34, Callable 6/25/22 @100*	11,931
22,435	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34, Callable 6/25/22 @100*	22,376
13,827	MASTR Alternative Loan Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 6/25/22 @100*	13,434
479	Nomura Asset Acceptance Corp., Series 2005- WF1, Class 2A5, 5.66%, 3/25/35, Callable 6/25/22 @ 100*(b)(c)	478
34,431	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 3.22%, 10/25/40, Callable 6/25/22 @ 100*(a)(b)	23,720
2	Residential Accredit Loans, Inc., Series 2003- QS18, Class A1, 5.00%, 9/25/18, Callable 6/25/22 @100*	2
21,988	Residential Accredit Loans, Inc., Series 2006- QS12, Class 1A2, 6.50%, 9/25/36, Callable 6/25/22 @100*	12,360
34,999	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35, Callable 6/25/22 @ 100*	20,510
40,004	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36, Callable 6/25/22 @100*	29,614
36,533	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35, Callable 6/25/22 @ 100*	33,823
		273,066
Prime Adjustable Rate Mortgage Backed Securities (3.0%)
4,599	Banc of America Funding Trust, Series 2004-B, Class 5A1, 2.53%, 11/20/34, Callable 6/20/22 @ 100*(b)	4,550
2,977	Bear Stearns ARM Trust, Series 2004-9, Class 12A3, 2.63%, 11/25/34, Callable 6/25/22 @ 100*(b)	3,038
1,367	Bear Stearns ARM Trust, Series 2003-7, Class 4A, 2.80%, 10/25/33, Callable 6/25/22 @ 100*(b)	1,429
10,331	CHL Mortgage Pass-Through Trust, Series 2004-2, Class 2A1, 2.73%, 2/25/34, Callable 6/25/22 @ 100*(b)	9,467
9,849	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.54%, 4/25/37, Callable 6/25/22 @ 100*(b)	8,474

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$16,071	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 2.69%, 2/25/35, Callable 6/25/22 @ 100*(b)	$15,541
2,845	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 2.86% (US0003M + 101 bps), 4/25/36, Callable 6/25/22 @ 100*	2,700
14,931	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 2.98%, 10/25/36, Callable 6/25/22 @ 100*(b)	12,145
187,845	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.19%, 9/25/35, Callable 6/25/22 @ 100*(b)	182,661
183,841	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 4.30% (US0001M + 150 bps), 5/1/24(a)	183,846
60,000	Mello Warehouse Securitization Trust, Series 2020-2, Class C, 2.31% (US0001M + 130 bps), 11/25/53, Callable 12/25/23 @ 100*(a)	59,559
140,514	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.91%, 6/20/44, Callable 6/20/22 @ 100*(a)(b)	139,001
		622,411
Prime Fixed Mortgage Backed Securities (3.9%)
2,470	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35, Callable 6/25/22 @ 100*(b)(c)	2,211
96,143	Angel Oak Mortgage Trust, Series 2019-5, Class A1, 2.59%, 10/25/49, Callable 6/25/22 @ 100*(a)(b)	94,806
12,503	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37, Callable 6/25/22 @100*	6,940
5,491	Citigroup Mortgage Loan Trust, Inc., Series 2005- 1, Class 3A1, 6.50%, 4/25/35	5,470
5,194	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM1, Class 1A3, 6.75%, 7/25/34, Callable 6/25/22 @100*	5,151
554	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24, Callable 6/25/22 @ 100*	548
6,680	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35, Callable 6/25/22 @ 100*	3,955
4,023	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 12/31/99, Callable 6/25/22 @ 100*	3,866
10,466	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33, Callable 6/25/22 @ 100*	10,356
224,816	Flagstar Mortgage Trust, Series 2021-4, Class A5, 2.50%, 6/1/51, Callable 9/25/42 @ 100*(a)(b)	207,402
14,605	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 2/25/23 @ 100*(a)(b)	14,220
129,981	GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14, 3.00%, 10/25/50, Callable 4/25/26 @ 100*(a)(b)	123,137
136,559	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34, Callable 6/25/22 @ 100*	131,079

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$101	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19, Callable 6/25/22 @ 100*	$101
449	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32, Callable 6/25/22 @ 100*	447
1,139	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34, Callable 6/25/22 @ 100*	1,132
27,306	RAMP Trust, Series 2005-SL2, Class A3, 7.00%, 2/25/32, Callable 1/25/30 @ 100*	23,305
8,116	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 6/25/22 @ 100*	8,022
56	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30, Callable 6/28/22 @100*	56
714	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 6/25/22 @ 100*	709
284	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 9/25/22 @ 100*	284
161,475	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 1/25/38 @ 100*(a)(b)	148,866
		792,063
Subprime Mortgage Backed Securities (0.7%)
40,178	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/28/58, Callable 6/25/25 @ 100*(a)(b)	39,765
102,200	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 6/25/27 @ 100*(a)(b)	100,978
		140,743
U.S. Government Agency Mortgage Backed Securities (4.4%)
1,417	Fannie Mae, 1.88% (US0012M + 162 bps), 9/1/33, Pool #739372	1,411
1,765	Fannie Mae, 2.11% (US0012M + 186 bps), 1/1/37, Pool #906675	1,754
65,281	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	63,854
56,075	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	54,318
33,338	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	32,977
115,450	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	111,177
211,674	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	216,657
90	Fannie Mae, 6.00%, 4/1/35, Pool #735503	97
619	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	669
9,169	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 6/25/22 @ 100*	10,113
324	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31, Callable 6/25/22 @ 100*	353
66,586	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	64,604
40,160	Freddie Mac, Series 4076, Class QC, 2.00%, 11/15/41	39,351

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$50,693	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	$49,965
186,493	Freddie Mac, Series 3908, Class B, 2.50%, 6/15/39	176,948
8,012	Freddie Mac, 5.37% (H15T1Y + 228 bps), 8/1/34, Pool #755230	7,928
84	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22, Callable 7/15/22 @ 100*	84
350	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24, Callable 7/15/22 @ 100*	360
677	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26, Callable 7/15/22 @ 100*	721
3	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	3
70,015	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	64,839
9,765	Government National Mortgage Assoc., Series 2010-98, Class MG, 3.00%, 8/20/39	9,796
3,663	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	3,673
41	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	43
134	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	138
31	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	32
741	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	772
2,462	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	2,584
		915,221
Total Mortgage Backed Securities (Cost $2,882,365)		2,743,504

Corporate Bonds (26.7%)
Aerospace & Defense (2.0%)
450,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 12/1/27 @ 100 *	413,024
Airlines (1.1%)
220,179	United Airlines Pass Through Trust, Series 2020- 1, Class A, 5.88%, 4/15/29	223,974
Banks (3.2%)
510,000	Bank of America Corp., 1.90% (SOFR + 153 bps), 7/23/31, Callable 7/23/30 @ 100, MTN *	424,922
250,000	Wells Fargo & Co., 2.88% (SOFR + 143 bps), 10/30/30, Callable 10/30/29 @ 100, MTN *	228,052
		652,974
Capital Markets (1.4%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	286,211
Diversified Financial Services (1.4%)
300,000	National Rural Utilities Cooperative Finance Corp., 3.25%, 11/1/25, Callable 8/1/25 @ 100 *	297,376
Diversified Telecommunication Services (1.5%)
310,000	AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100 *	313,764
Electric Utilities (1.3%)
275,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100	272,211
Electrical Equipment (1.0%)
250,000	Emerson Electric Co., 2.20%, 12/21/31, Callable 9/21/31 @ 100 *	217,896

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Equity Real Estate Investment Trusts (0.4%)
$75,123	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	$75,074
Food Products (1.4%)
300,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	284,452
Health Care Providers & Services (2.7%)
225,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	203,375
370,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	365,494
		568,869
Hotels, Restaurants & Leisure (2.0%)
425,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100 *	411,125
Household Durables (1.9%)
400,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	402,884
Insurance (1.4%)
300,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	294,581
Oil, Gas & Consumable Fuels (1.8%)
380,000	HF Sinclair Corp., 2.63%, 10/1/23	370,902
Semiconductors & Semiconductor Equipment (2.2%)
24,000	Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36 @ 100 *(a)	19,261
451,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100 *	428,420
		447,681
Total Corporate Bonds (Cost $6,064,058)		5,532,998

Taxable Municipal Bonds (18.4%)
Alabama (1.4%)
300,000	The Water Works Board City of Birmingham Revenue, 2.60%, 1/1/27	288,466
Arizona (1.1%)
250,000	City of Glendale Arizona, Certificate participation, 0.90%, 7/1/24	238,509
California (2.8%)
600,000	Riverside Unified School District, GO, 2.27%, 2/1/25	586,954
Colorado (1.4%)
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 0.86%, 11/1/23, GNMA: GOV. NATL MTGE ASSOCIATION	146,174
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 1.11%, 5/1/25, GNMA: GOV. NATL MTGE ASSOCIATION	141,369
		287,543
New York (2.7%)
300,000	New York City Housing Development Corp. Revenue, Series L, 2.84%, 11/1/28, Continuously Callable @100	277,447
300,000	New York City Transitional Finance Authority Revenue, 2.63%, 11/1/29	272,047
		549,494
Rhode Island (1.9%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	394,287
Texas (3.7%)
500,000	Austin Community College District Revenue, 0.93%, 2/1/25	468,629

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
May 31, 2022 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Texas, continued:
$300,000	Midland County Fresh Water Supply District No. 1 Revenue, 2.37%, 9/15/26	$290,803
		759,432
Virginia (1.2%)
275,000	Virginia Housing Development Authority Revenue, Series F, 1.65%, 7/1/26, HUD: US DEPT OF HSG AND URBAN DEV	258,174
Washington (1.4%)
300,000	Pierce County School District No. 10 Tacoma, GO, 0.53%, 12/1/23, SCH BD GTY	289,894
Wisconsin (0.8%)
165,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	166,716
Total Taxable Municipal Bonds (Cost $3,998,044)		3,819,469

U.S. Government Agency Securities (4.2%)
Federal Farm Credit Banks
250,000	2.32%, 1/26/32, Callable 1/26/23 @ 100 *	224,414

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Federal Home Loan Banks
$250,000	0.63%, 8/16/28, Callable 8/16/22 @ 100 *(b)	$231,804
200,000	1.38%, 10/28/31, Callable 7/28/22 @ 100 *(b)	180,058
225,000	2.50%, 4/25/25, Callable 7/25/22 @ 100 *(b)	225,186
		637,048
Total U.S. Government Agency Securities (Cost $885,663)		861,462

U.S. Treasury Obligations (18.0%)
U.S. Treasury Notes
896,000	1.25%, 8/15/31	780,955
1,907,000	2.00%, 4/30/24	1,889,569
1,082,000	2.25%, 2/15/27	1,053,767
Total U.S. Treasury Obligations (Cost $3,967,095)		3,724,291

Investment in Affiliates (2.1%)
439,550	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.54%(d)	439,550
Total Investment in Affiliates (Cost $439,550)		439,550
Total Investments (Cost $22,083,763) - 99.9%		20,676,789
Other assets in excess of liabilities — 0.1%		15,060
Net Assets - 100.0%		$20,691,849

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2022.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2022.

(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2022.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SCH BD GTY	School Board Guaranty
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (15.0%)
$825,000	Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100*(a)	$744,695
459,156	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.50%, 1/28/55 (b)	453,740
17,883	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34, Callable 6/25/22 @ 100*(b)(c)	16,278
482,113	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33, Callable 8/25/26 @ 100*(a)	467,246
1,100,000	CoreVest American Finance Trust, Series 2021-2, Class B, 2.38%, 7/15/54, Callable 6/15/31 @ 100*(a)	903,767
995,000	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/51, Callable 5/20/24 @ 100*(a)	893,026
99,000	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, 4/25/51, Callable 10/25/25 @ 100*(a)	88,433
1,115,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	1,042,525
1,000,000	Hi-Fi Music Ip Issuer II L.P, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 8/1/22 @ 100*(a)	979,681
983,412	Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.43%, 11/15/39 (a)	854,123
671,625	Jack In The Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100*(a)	627,701
936,081	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	883,474
782,913	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 4/20/25 @ 100*(a)	755,045
1	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27, Callable 6/25/22 @ 100*(b)	1
455,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 11/20/23 @ 100*(a)	443,717
1,041,450	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 1/20/50, Callable 1/20/24 @ 100*(a)	999,150
919,125	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44, Callable 2/25/23 @ 100*(a)	919,169
22,805	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31, Callable 6/25/22 @ 100*(a)	21,663
646,550	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48, Callable 11/25/25 @ 100*(a)	644,156
841,879	Textainer Marine Containers VIII, Ltd., Series 2A- A, Class A, 2.10%, 9/20/45, Callable 9/20/22 @ 100*(a)	770,444
941,500	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/46, Callable 2/20/23 @ 100*(a)	816,436
907,917	Triton Container Finance VIII LLC, Series 2021- 1A, Class A, 1.86%, 3/20/46, Callable 4/20/23 @ 100*(a)	797,267

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$483,911	TRP-TRIP Rail Master Funding LLC, Series 2021- 2, Class A, 2.15%, 6/19/51, Callable 6/17/22 @ 100*(a)	$437,121
1,101,000	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	1,059,139
704,885	Willis Engine Structured Trust III, Series 17, Class A, 4.69%, 8/15/42, Callable 7/15/27 @ 100*(a)(b)	626,287
711,098	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	593,096
526,025	ZAXBY'S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	462,075
Total Asset Backed Securities (Cost $18,964,792)		17,299,455

Mortgage Backed Securities† (13.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.0%^)
55,254	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.93%, 11/25/36, Callable 9/25/24 @ 100*(b)	33,388
3,593	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 6.21%, 12/25/36, Callable 6/25/22 @ 100*(b)(c)	3,525
		36,913
Alt-A - Fixed Rate Mortgage Backed Securities (1.2%)
6,688	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46, Callable 6/25/22 @ 100*	6,205
27,507	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 6/25/22 @ 100*	21,164
21,093	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37, Callable 6/25/22 @ 100*	9,158
45,440	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35, Callable 6/25/22 @ 100*	36,050
6,296	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34, Callable 6/25/22 @ 100*	6,335
21,789	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36, Callable 6/25/22 @ 100*	12,712
150,433	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37, Callable 6/25/22 @ 100*	83,313
175,280	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36, Callable 6/25/22 @ 100*	93,658
1,291	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25, Callable 6/25/22 @100*	1,154
13,680	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35, Callable 6/25/23@100*	12,971
37,761	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 6/25/22 @100*	36,632
13,529	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35, Callable 10/25/22 @100*	12,063

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$745	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33, Callable 6/25/22 @ 100*	$729
6,661	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34, Callable 6/25/22 @ 100*	6,573
13,827	MASTR Alternative Loan Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 6/25/22 @ 100*	13,434
1,058,947	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3, 3.96%, 8/15/46, Callable 5/15/23 @ 100*	1,053,772
		1,405,923
Prime Adjustable Rate Mortgage Backed Securities (3.4%)
445,001	GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A6, 2.50%, 2/25/52, Callable 5/25/40 @ 100*(a)(b)	408,723
940,037	GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A8, 2.50%, 1/25/52, Callable 3/25/40 @ 100*(a)(b)	866,633
120,192	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.56%, 8/25/35, Callable 6/25/22 @ 100*(b)	117,359
3,751	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 3.28%, 6/25/36, Callable 6/25/22 @ 100*(b)	2,916
875,435	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 4.30% (US0001M + 150 bps), 5/1/24(a)	875,459
500,000	Mello Warehouse Securitization Trust, Series 2021-1, Class A, 1.37% (US0001M + 70 bps), 2/25/55, Callable 2/25/24 @ 100*(a)	495,094
150,000	Mello Warehouse Securitization Trust, Series 2021-1, Class 21-C, 1.77% (US0001M + 110 bps), 2/25/55, Callable 2/25/24 @ 100*(a)	148,372
177,000	Mello Warehouse Securitization Trust, Series 2020-2, Class C, 2.31% (US0001M + 130 bps), 11/25/53, Callable 12/25/23 @ 100*(a)	175,699
9,999	Merrill Lynch Mortgage Investors Trust, Series 2004-HB1, Class A3, 2.02%, 4/25/29, Callable 6/25/22 @ 100*(b)	9,379
939,417	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, 9/25/66, Callable 10/25/24 @ 100*(a)(b)	856,629
3,745	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 2.96%, 6/25/36, Callable 6/25/22 @ 100*(b)	2,677
		3,958,940
Prime Fixed Mortgage Backed Securities (5.1%)
353,991	Arroyo Mortgage Trust, Series 2019-3, Class A1, 2.96%, 10/25/48, Callable 7/25/22 @ 100*(a)(b)	345,427
2,344	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32, Callable 6/25/22 @ 100*	2,206
103,285	Chaseflex Trust, Series 2006-2, Class A5, 4.46%, 9/25/36, Callable 6/25/22 @ 100*(b)	96,378
1,310,564	CIM Trust, Series 2021-J2, Class A4, 2.50%, 4/25/51, Callable 6/25/44 @ 100*(a)(b)	1,209,047
14,933	Citigroup Mortgage Loan Trust, Inc., Series 2005- 1, Class 3A1, 6.50%, 4/25/35	14,876

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$2,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 6/25/22 @ 100*	$1,957
3,240	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34, Callable 6/25/22 @ 100*	3,176
3,261	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34, Callable 6/25/22 @ 100*	3,210
92,165	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35, Callable 6/25/22 @ 100*	35,800
106	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	104
870	GMAC Mortgage Corp. Loan Trust, Series 2003- GH2, Class A4, 5.50%, 10/25/33, Callable 6/25/22 @ 100*(b)(c)	866
938,062	GS Mortgage-Backed Securities Trust 2022-Mm1, Series 2022-MM1, Class A8, 2.50%, 7/25/52, Callable 9/25/40 @ 100*(a)(b)	859,536
13,524	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 2.60%, 4/25/36, Callable 6/25/22 @ 100*(b)	12,021
1,110,888	JPMorgan Mortgage Trust, Series 2019-6, Class A5, 3.50%, 12/25/49, Callable 12/25/22 @ 100*(a)(b)	1,079,989
17,521	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34, Callable 6/25/22 @ 100*	16,654
889,554	Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A10, 2.50%, 6/1/51, Callable 10/25/39 @ 100*(a)(b)	820,975
3,882	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33, Callable 6/25/22 @ 100*	3,844
89,424	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32, Callable 6/25/22 @ 100*	82,915
36,517	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36, Callable 6/25/22 @ 100*	6,238
170,765	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35, Callable 6/25/22 @ 100*	156,851
3,981	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34, Callable 6/25/22 @ 100*	3,963
25,468	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 9/25/22 @ 100*	25,526
717,665	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 1/25/38 @ 100*(a)(b)	661,625
278,802	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.50%, 7/25/49, Callable 9/25/22 @ 100*(a)(b)	266,575
111,748	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45, Callable 6/20/22 @ 100*(a)(b)	108,738
		5,818,497

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities (0.6%)
$257,206	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 8/25/26 @ 100*(a)(b)	$252,829
107,143	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 6/25/25 @ 100*(a)(b)	106,039
289,566	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 6/25/27 @ 100*(a)(b)	286,106
		644,974
U.S. Government Agency Mortgage Backed Securities (3.1%)
200,419	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41.	191,713
115,325	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	110,262
439,014	Fannie Mae, Series 2020-54, Class TA, 2.00%, 5/25/43	426,123
149,113	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	145,043
8,855	Fannie Mae, 2.43% (H15T1Y + 231 bps), 12/1/27, Pool #422279	8,831
123,512	Fannie Mae, Series 2, Class JD, 2.50%, 2/25/50	114,593
109,089	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	106,704
172,687	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	167,092
42,056	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	40,738
240,076	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	238,548
231,707	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	223,132
719,691	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	736,632
10,825	Fannie Mae, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 6/25/22 @ 100*(b)(c)	11,093
223	Fannie Mae, 5.00%, 8/1/33, Pool #730856	237
99	Fannie Mae, 5.00%, 7/1/35, Pool #832198	105
134	Fannie Mae, 5.50%, 2/1/33, Pool #683351	143
84	Fannie Mae, 5.50%, 9/1/34, Pool #725773	90
1,210	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	1,280
553	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	560
22,389	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.22%, 8/25/42, Callable 6/25/22 @ 100*(b)	22,572
81,456	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	78,343
92,937	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	91,603
195,330	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	194,102
1,676	Freddie Mac, 3.13% (H15T1Y + 213 bps), 4/1/24, Pool #409624	1,678
106,926	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	106,168
39,910	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	39,654

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$349	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	$357
193	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	204
988	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	1,048
564	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	615
6,748	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	7,204
151,698	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	140,484
241,416	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	240,352
94,324	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	93,977
13,229	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	13,478
286	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	287
3,017	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	3,166
819	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	826
		3,559,037
Total Mortgage Backed Securities (Cost $16,274,207)		15,424,284

Corporate Bonds (27.9%)
Aerospace & Defense (1.4%)
1,750,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 12/1/27 @ 100 *	1,606,205
Airlines (1.8%)
1,151,567	Alaska Airlines 2020-1, 4.80%, 2/15/29 (a)	1,154,445
885,796	United Airlines Pass Through Trust, Series 2020- 1, Class A, 5.88%, 4/15/29	901,066
		2,055,511
Banks (3.8%)
2,475,000	Bank of America Corp., 3.31% (SOFR + 158 bps), 4/22/42, Callable 4/22/41 @ 100 *	2,066,548
1,350,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100 *	1,189,793
1,350,000	Wells Fargo & Co., 3.07% (SOFR + 253 bps), 4/30/41, Callable 4/30/40 @ 100 *	1,095,824
		4,352,165
Beverages (0.7%)
800,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100 *	754,455
Capital Markets (1.4%)
1,600,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	1,579,095
Diversified Financial Services (0.7%)
850,000	Korea Development Bank, 2.75%, 3/19/23	850,714
Diversified Telecommunication Services (1.1%)
1,520,000	AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100 *	1,227,542
Electric Utilities (0.9%)
1,000,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	989,860
Electrical Equipment (0.9%)
1,250,000	Emerson Electric Co., 2.20%, 12/21/31, Callable 9/21/31 @ 100 *	1,089,478

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Equity Real Estate Investment Trusts (1.0%)
$112,685	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	$112,611
1,100,000	SBA Tower Trust, 1.88%, 1/15/26, Callable 1/15/25 @ 100 *(a)	1,026,425
		1,139,036
Food Products (1.9%)
1,059,000	Conagra Brands, Inc., 4.60%, 11/1/25, Callable 9/1/25 @ 100 *	1,080,407
320,000	Mars, Inc., 0.88%, 7/16/26, Callable 6/16/26 @ 100 *(a)	287,534
825,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	782,244
		2,150,185
Health Care Providers & Services (2.8%)
1,000,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	903,891
655,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	644,575
1,050,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100 *	849,119
890,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	879,161
		3,276,746
Hotels, Restaurants & Leisure (2.7%)
1,875,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100 *	1,813,787
345,000	Royal Caribbean Cruises, 5.25%, 11/15/22	345,859
1,200,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100 *	1,008,526
		3,168,172
Household Durables (0.5%)
620,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	624,470
Insurance (0.9%)
1,100,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	1,080,131
IT Services (1.7%)
1,200,000	International Business Machines Corp., 3.50%, 5/15/29	1,159,040
770,000	Western Union Co. (The), 6.20%, 11/17/36	796,853
		1,955,893
Oil, Gas & Consumable Fuels (1.6%)
1,000,000	HF Sinclair Corp., 2.63%, 10/1/23	976,058
900,000	Marathon Oil Corp., 4.40%, 7/15/27, Callable 4/15/27 @ 100 *	904,171
		1,880,229
Semiconductors & Semiconductor Equipment (2.1%)
97,000	Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36 @ 100 *(a)	77,846
2,178,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100 *	2,068,954
325,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100 *	268,789
		2,415,589
Total Corporate Bonds (Cost $35,765,904)		32,195,476
Taxable Municipal Bonds (13.6%)
Kentucky (0.6%)
750,000	Lexington-Fayette Urban County Airport Board Corp. Revenue, 2.84%, 7/1/31	688,673

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Massachusetts (0.9%)
$1,150,000	Massachusetts State College Building Authority Revenue, Series C, 2.44%, 5/1/28, ST APPROP	$1,067,227
Michigan (1.2%)
500,000	Michigan State Housing Development Authority Revenue, Series B, 2.72%, 10/1/35, Continuously Callable @100	444,806
1,000,000	Michigan State Housing Development Authority Revenue, Series B, 3.49%, 12/1/40, Continuously Callable @100	911,672
		1,356,478
New York (1.0%)
1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @100.	1,194,849
Oklahoma (3.1%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	505,970
960,000	Oklahoma Capitol Improvement Authority Revenue, 5.12%, 7/1/25.	986,911
450,000	The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	389,636
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,646,358
		3,528,875
Oregon (0.7%)
1,000,000	State of Oregon, GO, Series O, 1.70%, 8/1/32, Continuously Callable @100	822,258
Pennsylvania (1.0%)
1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	1,165,816
Texas (3.5%)
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/26, PSF-GTD	1,067,097
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/27, PSF-GTD	1,079,270
1,250,000	Northwest Independent School District, GO, 1.78%, 2/15/31, Continuously Callable @100, TX PERMANENT SCHOOL FUND GUARANTEED	1,068,028
785,000	Texas Transportation Commission State Highway Fund Revenue, 5.18%, 4/1/30	845,107
		4,059,502
Washington (1.6%)
1,200,000	County of King WA Sewer Revenue, Series B, 1.86%, 1/1/33, Continuously Callable @100	990,711
1,070,000	Pierce County School District No 10 Tacoma, GO, 1.90%, 12/1/33, SCH BD GTY	859,342
		1,850,053
Total Taxable Municipal Bonds (Cost $17,120,420)		15,733,731

U.S. Government Agency Securities (7.3%)
Federal Farm Credit Banks
1,408,000	2.15%, 3/7/36, Callable 6/15/22 @ 100 *	1,155,177
1,150,000	2.32%, 1/26/32, Callable 1/26/23 @ 100 *	1,032,303
1,220,000	2.75%, 2/2/37, Callable 2/2/23 @ 100 *	1,070,507
		3,257,987
Federal Home Loan Banks
2,000,000	1.25%, 3/24/33, Callable 6/24/22 @ 100 *(b)	1,771,410

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
May 31, 2022 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Federal Home Loan Banks, continued:
$1,170,000	1.50%, 2/25/36, Callable 8/25/22 @ 100 *(b)	$973,747
		2,745,157
Federal Home Loan Mortgage Corporation
1,022,883	Series 4893, 2.50%, 5/15/49	964,738
Federal National Mortgage Association
1,008,514	Series 2018-94, 3.50%, 1/25/49	989,878
500,000	Series 2022-35, 4.00%, 3/25/47	507,000
		1,496,878
Total U.S. Government Agency Securities (Cost $8,621,442)		8,464,760

U.S. Treasury Obligations (20.1%)
U.S. Treasury Bonds
5,215,000	1.75%, 8/15/41	4,062,403

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations, continued:
U.S. Treasury Bonds, continued:
$5,704,000	2.00%, 8/15/51	$4,489,672
		8,552,075
U.S. Treasury Notes
5,395,000	1.13%, 2/15/31	4,689,014
3,860,000	2.00%, 4/30/24.	3,824,717
6,240,000	2.25%, 2/15/27	6,077,175
		14,590,906
Total U.S. Treasury Obligations (Cost $25,364,236)		23,142,981

Investment in Affiliates (2.8%)
3,192,841	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.54%(d)	3,192,841
Total Investment in Affiliates (Cost $3,192,841)		3,192,841

Total Investments (Cost $125,303,842) - 100.1%		115,453,528
Liabilities in excess of other assets — (0.1)%		(62,697)
Net Assets - 100.0%		$115,390,831

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2022.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2022.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
PSF-GTD	Public School Fund Guaranteed
SCH BD GTY	School Board Guaranty
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
May 31, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (13.2%)
$372,188	AB Issuer LLC, Series 2021-1, Class A2, 3.73%, 7/30/51, Callable 1/30/26 @ 100*(a)	$331,955
62,677	ABFC Trust, Series 2005-AQ1, Class A6, 4.42%, 1/25/35, Callable 6/25/22 @ 100*(b)(c)	62,547
600,000	Amur Equipment Finance Receivables LLC, Series 2021-1A, Class E, 4.13%, 3/20/28, Callable 12/20/24 @ 100*(d)	553,726
260,901	Bayview Commercial Asset Trust, Series 2004-3, Class A1, 1.56% (US0001M + 56 bps), 1/25/35, Callable 6/25/22 @ 100*(a)	258,442
17,808	Bayview Opportunity Master Fund Trust, Series 2017-RT1, Class A1, 3.00%, 3/28/57(a)(b)	17,477
15,571	Centex Home Equity Loan Trust, Series 2002-A, Class AF6, 5.54%, 1/25/32, Callable 6/25/22 @ 100*	15,489
9,463	Credit-Based Asset Servicing And Securitization LLC, Series 2005-RP2, Class M2, 3.41% (US0001M + 160 bps), 9/25/35, Callable 6/25/22 @ 100*(a)	9,874
8,138	Credit-Based Asset Servicing And Securitization LLC, Series 2007-SP1, Class A4, 4.72%, 12/25/37, Callable 6/25/22 @ 100*(a)(b)(c)	8,098
16,525	GSAA Home Equity Trust, Series 2005-1, Class M1, 5.80%, 11/25/34, Callable 6/25/22 @ 100*(b)(c)	16,538
100,349	GSAMP Trust, Series 2006-HE1, Class M1, 1.59% (US0001M + 39 bps), 1/25/36, Callable 6/25/22 @ 100*	99,975
24,293	MASTR Asset Backed Securities Trust, Series 2004-FRE1, Class M6, 3.11% (US0001M + 210 bps), 7/25/34, Callable 6/25/22 @ 100*	24,298
287,100	Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, 4/30/51, Callable 10/30/26 @ 100*(a)	252,668
15,467	Residential Asset Mortgage, Series 2004-RS12, Class MI1, 5.60%, 12/25/34, Callable 6/25/22 @ 100*(b)(c)	15,034
24,749	Residential Asset Securities Corp., Series 2004- KS8, Class MI1, 5.34%, 9/25/34, Callable 6/25/22 @ 100*(b)	24,647
10,902	Saxon Asset Securities Trust, Series 2007-1, Class A2C, 1.16% (US0001M + 15 bps), 1/25/47, Callable 7/25/26 @ 100*	10,871
Total Asset Backed Securities (Cost $1,824,033)		1,701,639

Mortgage Backed Securities† (38.7%)
Alt-A - Fixed Rate Mortgage Backed Securities (5.4%)
16,976	Bear Stearns Asset-Backed Securities Trust, Series 2004-AC3, Class A1, 5.25%, 6/25/34, Callable 6/25/22 @ 100*(b)(c)	16,762
11,658	Countrywide Alternative Loan Trust, Series 2004- 16CB, Class 1A1, 5.50%, 7/25/34, Callable 6/25/22 @ 100*	11,477
12,051	Countrywide Alternative Loan Trust, Series 2004- 16CB, Class 3A1, 5.50%, 8/25/34, Callable 6/25/22 @ 100*	11,916
84,296	Countrywide Alternative Loan Trust, Series 2003- 22CB, Class 1A1, 5.75%, 12/25/33, Callable 6/25/22 @ 100*	82,168
26,027	Countrywide Alternative Loan Trust, Series 2004- 16CB, Class 4A3, 6.00%, 8/25/34, Callable 6/25/22 @ 100*	26,071

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$24,157	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34, Callable 6/25/22 @ 100*	$23,723
10,462	MASTR Alternative Loans Trust, Series 2004-11, Class 6A1, 5.50%, 10/25/34, Callable 6/25/22 @ 100*	10,360
75,976	MASTR Alternative Loans Trust, Series 2004-7, Class 1A1, 5.50%, 7/25/34, Callable 6/25/22 @ 100*	75,493
104,008	MASTR Alternative Loans Trust, Series 2003-3, Class 2A5, 6.00%, 5/25/33, Callable 6/25/22 @ 100*	102,486
26,285	MASTR Alternative Loans Trust, Series 2004-5, Class 2A1, 6.00%, 6/25/34, Callable 6/25/22 @ 100*	26,055
231,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33, Callable 6/25/22 @ 100*	230,414
65,000	Residential Asset Securitization Trust, Series 2003-A10, Class A2, 5.20%, 9/25/33, Callable 6/25/22 @ 100*	62,561
18,398	Structured Asset Securities Corp., Series 2004- 4XS, Class A3A, 5.17%, 2/25/34, Callable 6/25/22 @ 100*(b)(c)	17,437
		696,923

Prime Adjustable Rate Mortgage Backed Securities (14.4%)
43,750	Citigroup Mortgage Loan Trust, Inc., Series 2004- UST1, Class A5, 2.04%, 8/25/34, Callable 6/25/22 @ 100*(b)	43,454
78,162	Impac Secured Assets CMN Owner Trust, Series 2003-3, Class A1, 5.20%, 8/25/33, Callable 6/25/22 @ 100*(b)	76,503
275,762	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 4.30% (US0001M + 150 bps), 5/1/24(a)	275,770
549,828	LSTAR Securities Investment, Ltd., Series 2019-4, Class A2, 5.30% (US0001M + 250 bps), 5/1/24(a)	549,827
300,000	Mello Warehouse Securitization Trust, Series 2020-2, Class E, 3.26% (US0001M + 225 bps), 11/25/53, Callable 12/25/23 @ 100*(a)	296,863
500,000	Mello Warehouse Securitization Trust, Series 2021-1, Class G, 5.04% (US0001M + 438 bps), 2/25/55, Callable 2/25/24 @ 100*(a)	496,319
15,073	RBSSP Resecuritization Trust, Series 2011-3, Class 2A1, 1.17% (US0001M + 25 bps), 2/26/37(a)	15,061
30,068	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 2.62%, 7/25/34, Callable 6/25/22 @ 100*(b)	29,524
25,511	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 16.29%, 9/25/34, Callable 6/25/22 @ 100*(b)	25,785
45,036	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.91%, 6/20/44, Callable 6/20/22 @ 100*(a)(b)	44,552
		1,853,658

Prime Fixed Mortgage Backed Securities (13.5%)
104,319	Alternative Loan Trust, Series 2004-18CB, Class 4A1, 5.50%, 9/25/34, Callable 6/25/22 @ 100*	102,746

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
May 31, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$9,585	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34, Callable 6/25/22 @ 100*	$9,211
346,767	Brean Asset Backed Securities Trust, Series 2021- RM1, Class M1, 1.60%, 10/25/63, Callable 9/25/27 @ 100*(d)	277,797
6,646	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36, Callable 6/25/22 @ 100*	6,154
7,854	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36, Callable 6/25/22 @ 100*	7,409
96,863	Countrywide Home Loans, Series 2005-6, Class 1A3, 5.15%, 4/25/35, Callable 6/25/22 @ 100*	97,696
10,000	Countrywide Home Loans, Series 2004-10, Class A4, 5.25%, 7/25/34, Callable 6/25/22 @ 100*	9,730
66,000	Countrywide Home Loans, Series 2004-4, Class A4, 5.25%, 5/25/34, Callable 6/25/22 @ 100*	65,679
31,000	Countrywide Home Loans, Series 2004-9, Class A5, 5.25%, 6/25/34, Callable 6/25/22 @ 100*	31,054
138,000	Countrywide Home Loans, Series 2005-5, Class A4, 5.40%, 3/25/35, Callable 6/25/22 @ 100*	136,869
94,878	Countrywide Home Loans, Series 2004-4, Class A9, 5.50%, 5/25/34, Callable 6/25/22 @ 100*	90,353
33,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 6/25/22 @ 100*	32,290
33,000	Countrywide Home Loans, Series 2004-8, Class 1A7, 5.75%, 7/25/34, Callable 6/25/22 @ 100*	32,424
50,126	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34, Callable 6/25/22 @ 100*	48,952
84,712	GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 6/25/22 @ 100*	84,190
255,000	Mello Warehouse Securitization Trust, Series 2021-2, Class F, 5.76% (US0001M + 475 bps), 4/25/55, Callable 4/25/24 @ 100*(a)	252,224
415,000	NewRez Warehouse Securitization Trust, Series 2021-1, Class F, 6.26% (US0001M + 525 bps), 5/25/55, Callable 5/25/24 @ 100*(a)	413,029
48,000	WaMu Mortgage Pass-Through Certificate, Series 2004-RS1, Class A3, 5.50%, 11/25/33, Callable 6/25/22 @ 100*	46,727
		1,744,534

U.S. Government Agency Mortgage Backed Securities (5.4%)
42,307	Fannie Mae, Series 2013-56, Class GM, 2.00%, 8/25/41	40,609
74,038	Fannie Mae, Series 2003-W14, Class 2A, 3.73%, 1/25/43, Callable 6/25/22 @ 100*(b)	73,226
160,974	Fannie Mae, Series 2003-W13, Class AF5, 4.82%, 10/25/33, Callable 6/25/22 @ 100*(b)(c)	175,163
98,301	Fannie Mae, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 6/25/22 @ 100*(b)(c)	100,737
115,547	Fannie Mae, Series 2004-W3, Class A8, 5.50%, 5/25/34, Callable 6/25/22 @ 100*	118,218

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$72,569	Fannie Mae, Series 240, Class 11, 9.00%, 9/25/23	$74,955
87,927	Fannie Mae, Series 250, Class 11, 9.00%, 10/25/23	91,078
29,695	Freddie Mac, Series 2017-SC01, Class 2A, 3.50%, 12/25/46, Callable 11/25/26 @ 100*	28,988
		702,974
Total Mortgage Backed Securities (Cost $5,106,472)		4,998,089

Corporate Bonds (33.3%)
Aerospace & Defense (3.7%)
389,000	The Boeing Co., 8.75%, 9/15/31	480,023
Airlines (3.6%)
332,770	Alaska Airlines Pass Through Trust, Class B, 8.00%, 8/15/25 (a)	346,259
115,644	American Airlines Pass-Through Trust, Class A, 4.95%, 7/15/24	115,307
		461,566
Banks (3.7%)
250,000	Citigroup, Inc., 4.00% (H15T5Y + 360 bps), 12/31/99, Callable 12/10/25 @ 100 *	225,494
273,000	Wells Fargo & Co., 3.90% (H15T5Y + 345 bps), 12/31/99, Callable 3/15/26 @ 100 *	251,268
		476,762
Capital Markets (1.7%)
250,000	The Goldman Sachs Group, Inc., 3.80% (H15T5Y + 297 bps), 12/31/99, Callable 5/10/26 @ 100 *	211,662
Chemicals (3.0%)
400,000	Monsanto Co., 5.50%, 7/30/35	389,694
Oil, Gas & Consumable Fuels (5.8%)
287,000	HF Sinclair Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100 *	262,083
26,000	ONEOK, Inc., 5.85%, 1/15/26, Callable 12/15/25 @ 100 *	27,347
425,000	ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100 *	463,309
		752,739
Sovereign Bond (3.1%)
450,000	International Bank for Reconstruction & Development, 2.70%, 12/28/37, Callable 12/28/22 @ 100 *	400,554
Technology Hardware, Storage & Peripherals (1.7%)
209,000	Hewlett Packard Enterprise Co., 6.35%, 10/15/45, Callable 4/15/45 @ 100 *	223,211
Tobacco (7.0%)
180,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100 *	172,323
300,000	BAT Capital Corp., 4.91%, 4/2/30, Callable 1/2/30 @ 100 *	290,746
156,000	Philip Morris International, Inc., 6.38%, 5/16/38	172,708
227,000	Reynolds American, Inc., 8.13%, 5/1/40	263,174
		898,951
Total Corporate Bonds (Cost $4,936,473)		4,295,162

U.S. Treasury Obligations (8.9%)
U.S. Treasury Bonds
1,500,000	1.88%, 2/15/51	1,145,684
Total U.S. Treasury Obligations (Cost $1,410,064)		1,145,684

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
May 31, 2022 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (6.1%)
785,020	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.54%(e)	$785,020

Shares or Principal Amount	Security Description	Value

Investment in Affiliates, continued:
Total Investment in Affiliates (Cost $785,020)		$785,020

Total Investments (Cost $14,062,062) - 100.2%		12,925,594
Liabilities in excess of other assets — (0.2)%		(22,947)
Net Assets - 100.0%		$12,902,647

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at May 31, 2022.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2022.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2022, illiquid securities were 6.4% of the Fund's net assets.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

H15T5Y	5 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
US0001M	1 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
May 31, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (100.3%)
Illinois (10.0%)
$300,000	Cook County School District No 81 Schiller Park, GO, 5.00%, 12/1/23	$313,650
405,000	Cook County School District No 88 Bellwood, GO, 4.00%, 12/1/22, BAM	409,870
170,000	Grundy Kendall & Will Counties Community High School District No 111 Minooka, GO, 4.00%, 5/1/23	173,329
130,000	Henry County Community Unit School District No 229 Kewanee, GO, Series B, 3.00%, 12/1/22, AGM	130,954
200,000	Henry County Community Unit School District No 229 Kewanee, GO, Series B, 3.00%, 12/1/23, AGM	203,075
100,000	Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, GO, 5.00%, 12/1/22, BAM	101,726
345,000	Village of Franklin Park IL, GO, 3.00%, 7/1/23, AGM	349,425
230,000	Village of Libertyville IL, GO, Series A, 3.00%, 12/15/22	231,827
250,000	Village of Libertyville IL, GO, Series A, 3.00%, 12/15/23	254,080
175,000	Village of Libertyville IL, GO, Series B, 4.00%, 5/1/23	178,571
170,000	West Chicago Park District, GO, Series B, 3.00%, 12/1/22, BAM	171,340
250,000	Yorkville-Bristol Sanitation District, GO, 5.00%, 12/15/23, AGM	261,380
		2,779,227
Indiana (1.9%)
510,000	Lafayette School Corp., GO, 3.00%, 1/15/23	513,843
Iowa (3.3%)
510,000	East Mills Community School District, GO, 5.00%, 5/1/23, BAM	524,869
400,000	Iowa Finance Authority Revenue, Series E, 0.42%, 2/15/41, Continuously Callable @100(a)	400,000
		924,869
Kansas (1.5%)
155,000	City of Olathe KS, GO, Series 233, 3.00%, 10/1/23	157,478
265,000	County of Pottawatomie KS, GO, Series A, 4.00%, 10/1/22	267,326
		424,804
Kentucky (14.4%)
380,000	Bowling Green Independent School District Finance Corp. Revenue, 4.00%, 11/1/22	383,956
200,000	Kentucky Association of Counties Finance Corp. Revenue, 2.00%, 2/1/23	200,524
985,000	Kentucky Interlocal School Transportation Association, Certificate participation, 1.25%, 3/1/23	978,900
555,000	Kentucky State Property & Building Commission Revenue, 5.00%, 8/1/23	575,594
395,000	Leslie County School District Finance Corp. Revenue, 1.00%, 12/1/22	393,600
485,000	Mason County School District Finance Corp. Revenue, 2.00%, 9/1/22	485,850
615,000	Mason County School District Finance Corp. Revenue, 2.00%, 9/1/23	616,727

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Kentucky, continued:
$355,000	Pulaski County School District Finance Corp. Revenue, 3.00%, 4/1/23	$358,528
		3,993,679
Louisiana (3.6%)
1,000,000	Louisiana Public Facilities Authority Revenue, Series B-3, 0.70%, 7/1/47, Continuously Callable @100(a)	1,000,000
Massachusetts (1.1%)
311,735	Town of Sherborn MA, GO, 1.00%, 8/24/22	311,420
Michigan (3.8%)
150,000	Central Michigan University Revenue, 5.00%, 10/1/23	156,000
295,000	Charter Township of Brownstown MI, GO, 4.00%, 5/1/23	301,210
285,000	City of Gibraltar MI, GO, 3.00%, 11/1/23, BAM	289,448
300,000	Ludington Area School District, GO, 5.00%, 11/1/22, BAM	303,904
		1,050,562
Mississippi (3.5%)
460,000	County of Jackson MS Revenue, 0.50%, 6/1/23, Callable 7/1/22 @ 100*(a)	460,000
500,000	Mississippi Business Finance Corp. Revenue, 0.50%, 11/1/35, Callable 7/1/22 @ 100*(a)	500,000
		960,000
Missouri (3.0%)
150,000	City of Sikeston MO Revenue, 3.00%, 6/1/22	150,007
200,000	County of Dunklin MO Revenue, 3.00%, 12/1/22	201,468
185,000	Nixa Public Schools, Certificate participation, 4.00%, 4/1/23	188,433
300,000	Polk County Reorganized School District No 1, GO, 4.00%, 3/1/23	305,136
		845,044
Montana (1.7%)
470,000	Four Corners County Water & Sewer District Special Assessment, Series A, 4.00%, 7/1/22, AGM	471,010
Nevada (2.0%)
525,000	Washoe County School District, GO, Series A, 5.00%, 6/1/23	542,654
North Dakota (0.7%)
200,000	City of Horace ND, GO, 3.00%, 5/1/23	201,949
Ohio (5.4%)
180,000	American Municipal Power, Inc. Revenue, 2.00%, 3/2/23	180,145
300,000	City of Garfield Heights OH, GO, 3.88%, 6/15/23	302,628
1,000,000	State of Ohio Revenue, Series C, 0.85%, 10/1/36, Callable 6/15/22 @ 100*(a)	1,000,000
		1,482,773
Pennsylvania (2.2%)
580,000	Borough of Lewistown PA, GO, 4.00%, 12/15/23, BAM	598,650
Rhode Island (1.1%)
300,000	Rhode Island Health And Educational Building Corp., GO, 4.00%, 5/15/23, AGM	306,484
Tennessee (5.6%)
255,000	County of Fayette TN, GO, 2.00%, 3/1/23	255,881
1,300,000	Montgomery County Public Building Authority Revenue, 0.65%, 11/1/27, Callable 7/1/22 @ 100*(a)	1,300,000
		1,555,881

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
May 31, 2022 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas (27.1%)
$780,000	Austin Texas Hotel Occupancy Tax Revenue, 0.62%, 11/15/29, Continuously Callable @100(a)	$780,000
290,000	Barbers Hill Independent School District, GO, 5.00%, 2/15/23	296,748
195,000	Brazoria County Municipal Utility District No 28, GO, Series A, 2.00%, 9/1/23, BAM	195,428
420,000	Broaddus Independent School District, GO, Series A, 4.00%, 2/15/23, PSF-GTD	427,060
215,000	City of Austin Texas Revenue, 5.00%, 11/15/22, Continuously Callable @100, AGM	215,639
300,000	City of Edinburg Texas, GO, 5.00%, 3/1/23, AGM	307,671
100,000	City of Elgin Texas, GO, 4.00%, 7/15/22, AGM	100,300
100,000	City of Elgin Texas, GO, 4.00%, 7/15/22, AGM	100,300
100,000	City of Elgin Texas, GO, 4.00%, 7/15/23, AGM	102,371
100,000	City of Elgin Texas, GO, 4.00%, 7/15/23, AGM	102,371
375,000	City of Haltom City Texas, GO, Series A, 5.00%, 2/1/23	383,377
220,000	City of Talty TX, GO, 3.00%, 3/15/23, AGM	221,998
400,000	East Cedar Creek Fresh Water Supply District Revenue, 3.00%, 1/1/23, AGM	403,313
265,000	Fort Bend County Municipal Utility District No 130, GO, 2.00%, 9/1/22, AGM	265,385
180,000	Fort Bend County Municipal Utility District No 139, GO, 4.00%, 3/1/23, AGM	183,028
220,000	Fulshear Municipal Utility District No 3A, GO, 4.00%, 9/1/23, AGM	225,661
675,000	Galveston County Municipal Utility District No 56, GO, 4.50%, 12/1/22, AGM	684,713
170,000	Grand Mission Municipal Utility District No 1, GO, 3.00%, 9/1/22, AGM	170,690
375,000	Harris County Municipal Utility District No 278, GO, 4.00%, 9/1/23, BAM	384,791

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$570,000	Harris County Municipal Utility District No 287, GO, 2.00%, 9/1/22, AGM	$570,914
200,000	Harris County Municipal Utility District No 449, GO, 3.00%, 9/1/22, AGM	200,792
450,000	Harris County Municipal Utility District No 449, GO, 3.00%, 9/1/23, AGM	456,006
250,000	Kaufman County Municipal Utility District No 14, GO, 2.00%, 3/1/23, AGM	249,800
300,000	San Patricio Municipal Water District Revenue, 3.00%, 7/10/23, AGM	303,807
165,000	Sienna Plantation Municipal Utility District No 12, GO, 3.00%, 9/1/22, AGM	165,694
		7,497,857
Washington (1.3%)
340,000	State of Washington, Certificate Participation, Series B, 5.00%, 7/1/23	351,826
Wisconsin (5.4%)
250,000	City of Fond Du Lac WI Waterworks System Revenue, 4.00%, 9/1/22	251,641
250,000	County of Eau Claire WI, GO, Series A, 4.00%, 9/1/23	256,402
1,000,000	Milwaukee & Ozaukee County Joint School District No 2 Fox Point & Bayside Revenue, 1.00%, 8/30/22	998,675
		1,506,718
Wyoming (1.7%)
475,000	County of Lincoln Wyoming Revenue, Series E, 0.55%, 10/1/44, Continuously Callable @100(a)	475,000
Total Municipal Bonds (Cost $27,991,059)		27,794,250

Investment in Affiliates (0.1%)
36,994	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.54%(b)	36,994
Total Investment in Affiliates (Cost $36,994)		36,994

Total Investments (Cost $28,028,053) - 100.4%		27,831,244
Liabilities in excess of other assets — (0.4)%		(118,964)
Net Assets - 100.0%		$27,712,280

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at May 31, 2022.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
GO	General Obligation
PSF-GTD	Public School Fund Guaranteed

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
May 31, 2022 (Unaudited)

Shares	Security Description	Value

Common Stocks (98.0%)
Aerospace & Defense (0.6%)
282	Mercury Systems, Inc.(a)	$16,866
Air Freight & Logistics (0.5%)
23	Expeditors International of Washington, Inc.	2,503
184	Gxo Logistics, Inc.(a)	9,986
		12,489
Airlines (0.1%)
286	JetBlue Airways Corp.(a)	3,072
Auto Components (0.5%)
289	BorgWarner, Inc.	11,652
Banks (1.7%)
195	East West Bancorp, Inc.	14,340
44	SVB Financial Group(a)	21,497
101	Webster Financial Corp.	4,958
53	Wintrust Financial Corp.	4,632
		45,427
Biotechnology (2.1%)
137	Exact Sciences Corp.(a)	6,824
501	Neurocrine Biosciences, Inc.(a)	46,838
		53,662
Capital Markets (2.6%)
188	LPL Financial Holdings, Inc.	36,884
33	MSCI, Inc., Class A	14,598
105	Nasdaq, Inc	16,302
		67,784
Chemicals (4.2%)
220	Albemarle Corp	57,292
468	Axalta Coating Systems, Ltd.(a)	12,711
258	Celanese Corp., Class A.	40,382
		110,385
Commercial Services & Supplies (0.3%)
158	Stericycle, Inc.(a)	7,987
Communications Equipment (0.9%)
234	Arista Networks, Inc.(a)	23,933
Consumer Finance (1.6%)
1,128	Synchrony Financial	41,781
Containers & Packaging (1.6%)
195	AptarGroup, Inc	20,883
88	Ball Corp	6,238
252	Berry Global Group, Inc.(a)	14,699
		41,820
Diversified Financial Services (0.6%)
228	Voya Financial, Inc	15,643
Electric Utilities (0.2%)
93	Alliant Energy Corp	5,935
Electrical Equipment (2.3%)
98	Acuity Brands, Inc	17,152
27	Generac Holdings, Inc.(a)	6,671
425	nVent Electric PLC	15,045
123	Regal-Beloit Corp	15,369
222	Sunrun, Inc.(a)	5,799
		60,036
Electronic Equipment, Instruments & Components (1.6%)
246	CDW Corp.	41,786
Energy Equipment & Services (3.1%)
2,215	Baker Hughes Co.	79,696
Entertainment (0.3%)
77	Roku, Inc.(a)	7,307
Equity Real Estate Investment Trusts (8.9%)
608	Duke Realty Corp	32,120
155	Extra Space Storage, Inc.	27,621
1,241	Healthpeak Properties, Inc.	36,845
2,102	VICI Properties, Inc.	64,847

Shares	Security Description	Value

Common Stocks, continued:
Equity Real Estate Investment Trusts, continued:
799	Welltower, Inc.	$71,183
		232,616
Food Products (1.8%)
276	Conagra Brands, Inc.	9,078
193	Darling Ingredients, Inc.(a)	15,453
304	Kellogg Co.	21,201
		45,732
Health Care Equipment & Supplies (4.4%)
365	Hologic, Inc.(a)	27,474
139	IDEXX Laboratories, Inc.(a)	54,435
103	West Pharmaceutical Services, Inc.	31,969
		113,878
Health Care Providers & Services (1.4%)
101	DaVita Healthcare Partners, Inc.(a)	9,847
395	Encompass Health Corp.	25,888
		35,735
Hotels, Restaurants & Leisure (2.4%)
449	Hilton Worldwide Holdings, Inc.	63,246
Household Products (1.9%)
347	The Clorox Co.	50,440
Independent Power and Renewable Electricity Producers (0.5%)
586	AES Corp.	12,915
Insurance (5.4%)
297	Brighthouse Financial, Inc.(a)	14,589
74	Principal Financial Group, Inc.	5,397
53	Reinsurance Group of America, Inc.	6,670
64	The Hanover Insurance Group, Inc.	9,382
983	The Hartford Financial Services Group, Inc.	71,277
949	Unum Group	34,591
		141,906
Internet & Direct Marketing Retail (0.9%)
297	Etsy, Inc.(a)	24,093
IT Services (5.7%)
368	Akamai Technologies, Inc.(a)	37,183
334	Alliance Data Systems Corp.	18,403
665	Genpact, Ltd.	29,506
840	Switch, Inc., Class A	28,350
894	Teradata Corp.(a)	34,357
		147,799
Life Sciences Tools & Services (1.7%)
40	Bio-Rad Laboratories, Inc., Class A(a)	21,512
73	Waters Corp.(a)	23,940
		45,452
Machinery (5.0%)
409	Allison Transmission Holdings, Inc.	16,364
481	Otis Worldwide Corp.	35,786
1,005	Pentair PLC	50,421
206	The Timken Co.	12,581
172	The Toro Co.	14,188
		129,340
Media (1.7%)
16	Cable One, Inc	20,850
91	New York Times Co	3,139
663	The Interpublic Group of Cos., Inc.	21,368
		45,357
Mortgage Real Estate Investment Trusts (1.6%)
3,507	AGNC Investment Corp.	42,891
Multiline Retail (1.7%)
743	Kohl's Corp.	29,958
529	Nordstrom, Inc.	13,981
		43,939
Multi-Utilities (4.0%)
2,569	CenterPoint Energy, Inc.	82,336

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
May 31, 2022 (Unaudited)	Concluded

Shares	Security Description	Value

Common Stocks, continued:
Multi-Utilities, continued:
233	MDU Resources Group, Inc.	$6,380
227	Public Service Enterprise Group, Inc.	15,559
		104,275
Oil, Gas & Consumable Fuels (3.7%)
1,733	EQT Corp	82,699
200	ONEOK, Inc.	13,170
		95,869
Professional Services (4.1%)
336	Booz Allen Hamilton Holding Corp.	28,849
190	Leidos Holdings, Inc.	19,855
339	ManpowerGroup, Inc.	30,378
110	Robert Half International, Inc.	9,916
130	Science Applications International Corp.	11,253
44	Verisk Analytics, Inc.	7,696
		107,947
Semiconductors & Semiconductor Equipment (2.3%)
678	ON Semiconductor Corp.(a)	41,141
262	Wolfspeed, Inc.(a)	19,710
		60,851
Software (3.6%)
166	Citrix Systems, Inc.	16,715
278	Dropbox, Inc., Class A(a)	5,793
133	Fortinet, Inc.(a)	39,121
48	Hubspot, Inc.(a)	16,209
165	Zendesk, Inc.(a)	15,089
		92,927
Specialty Retail (1.8%)
51	O'Reilly Automotive, Inc.(a)	32,496

Shares	Security Description	Value

Common Stocks, continued:
Specialty Retail, continued:
52	RH(a)	$15,084
		47,580
Technology Hardware, Storage & Peripherals (3.7%)
357	HP, Inc.	13,866
1,355	Western Digital Corp.(a)	82,235
		96,101
Textiles, Apparel & Luxury Goods (3.3%)
1,375	Hanesbrands, Inc.	16,321
171	Lululemon Athletica, Inc.(a)	50,050
13	Ralph Lauren Corp.	1,314
530	Tapestry, Inc.	18,285
		85,970
Thrifts & Mortgage Finance (0.3%)
851	Rocket Cos., Inc., Class A	7,719
Trading Companies & Distributors (0.5%)
314	Air Lease Corp.	11,810
Water Utilities (0.9%)
93	American Water Works Co., Inc.	14,066
209	Essential Utilities, Inc.	9,669
		23,735
Total Common Stocks (Cost $2,422,687)		2,557,384

Investment in Affiliates (3.3%)
85,369	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.54%(b)	85,369
Total Investment in Affiliates (Cost $85,369)		85,369

Total Investments (Cost $2,508,056) - 101.3%		2,642,753
Liabilities in excess of other assets — (1.3)%		(34,661)
Net Assets - 100.0%		$2,608,092

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2022.

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Opportunistic Fund
May 31, 2022 (Unaudited)

Shares	Security Description	Value

Common Stocks (90.1%)
Aerospace & Defense (3.5%)
3,750	General Dynamics Corp.	$843,412
13,241	Raytheon Technologies Corp.	1,259,484
		2,102,896
Automobiles (1.0%)
820	Tesla, Inc.(a)	621,773
Beverages (2.4%)
8,670	PepsiCo, Inc.	1,454,393
Biotechnology (1.5%)
1,365	Regeneron Pharmaceuticals, Inc.(a)	907,370
Chemicals (2.5%)
8,875	Corteva, Inc.	555,753
8,200	LyondellBasell Industries NV, Class A	936,850
		1,492,603
Communications Equipment (1.0%)
6,135	Arista Networks, Inc.(a)	627,488
Construction & Engineering (2.2%)
18,918	AECOM	1,321,422
Diversified Financial Services (2.1%)
3,900	Berkshire Hathaway, Inc., Class B(a)	1,232,322
Electric Utilities (3.2%)
7,230	American Electric Power Co., Inc.	737,677
27,100	FirstEnergy Corp.	1,164,216
		1,901,893
Food & Staples Retailing (3.1%)
3,615	Casey's General Stores, Inc.	757,487
2,418	Costco Wholesale Corp.	1,127,320
		1,884,807
Health Care Equipment & Supplies (1.8%)
10,675	Medtronic PLC	1,069,101
Health Care Providers & Services (7.3%)
2,700	Anthem, Inc.	1,375,947
10,845	CVS Health Corp.	1,049,254
3,415	McKesson Corp.	1,122,476
1,710	UnitedHealth Group, Inc.	849,494
		4,397,171
Hotels, Restaurants & Leisure (0.9%)
4,670	Airbnb, Inc., Class A(a)	564,463
Household Products (1.6%)
10,840	Church & Dwight Co., Inc.	976,250
Insurance (3.6%)
11,940	American International Group, Inc.	700,639
13,475	Prudential Financial, Inc.	1,431,719
		2,132,358
Interactive Media & Services (5.7%)
875	Alphabet, Inc., Class C(a)	1,995,683
7,352	Meta Platforms Inc., Class A(a)	1,423,641
		3,419,324
Internet & Direct Marketing Retail (2.9%)
713	Amazon.com, Inc.(a)	1,714,188
IT Services (3.3%)
2,619	Accenture PLC, Class A	781,667
3,335	MasterCard, Inc., Class A	1,193,496
		1,975,163
Machinery (1.5%)
9,369	Westinghouse Air Brake Technologies Corp.	884,996
Oil, Gas & Consumable Fuels (8.8%)
26,685	BP PLC ADR	863,793
26,950	Devon Energy Corp.	2,018,555
8,730	Exxon Mobil Corp.	838,080
2,685	Pioneer Natural Resources Co.	746,269
5,995	Valero Energy Corp.	776,952
		5,243,649

Shares	Security Description	Value

Common Stocks, continued:
Pharmaceuticals (6.9%)
14,355	AstraZeneca PLC ADR	$954,320
13,445	Bristol-Myers Squibb Co.	1,014,425
8,120	Johnson & Johnson	1,457,784
7,960	Merck & Co., Inc.	732,559
		4,159,088
Semiconductors & Semiconductor Equipment (2.0%)
2,025	Broadcom, Inc.	1,174,763
Software (10.5%)
42,319	American Software, Inc., Class A	723,655
11,295	Microsoft Corp.	3,070,772
2,225	Palo Alto Networks, Inc.(a)	1,118,686
3,355	salesforce.com, Inc.(a)	537,605
16,234	Tenable Holdings, Inc.(a)	816,570
		6,267,288
Specialty Retail (1.5%)
1,365	O'Reilly Automotive, Inc.(a)	869,737
Technology Hardware, Storage & Peripherals (7.2%)
22,816	Apple, Inc.	3,395,933
37,400	Pure Storage, Inc.(a)	887,502
		4,283,435
Wireless Telecommunication Services (2.1%)
9,289	T-Mobile US, Inc.(a)	1,238,131
Total Common Stocks (Cost $53,055,627)		53,916,072

Investment Companies (6.1%)
54,645	ProShares UltraPro QQQ	1,806,017
39,565	ProShares UltraPro S&P 500	1,837,795
Total Investment Companies (Cost $3,398,882)		3,643,812

Investment in Affiliates (3.8%)
2,274,880	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.54%(b)	2,274,880
Total Investment in Affiliates (Cost $2,274,880)		2,274,880

Total Investments (Cost $58,729,389) - 100.0%		59,834,764
Other assets in excess of liabilities — 0.0%^		12,863
Net Assets - 100.0%		$59,847,627

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Opportunistic Fund
May 31, 2022 (Unaudited)	Concluded

(a)	Non-income producing security.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2022.

^	Represents less than 0.05%.

ADR	American Depositary Receipt

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	World Energy Fund
May 31, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (93.5%)
Auto Components (0.8%)
5,500	Aptiv PLC(a)	$584,320
Chemicals (2.8%)
4,000	Albemarle Corp.	1,041,680
1,500	Linde PLC	487,020
20,000	Livent Corp.(a)	635,800
		2,164,500
Construction & Engineering (0.5%)
7,000	Ameresco, Inc.(a)	411,040
Electric Utilities (0.1%)
46	ALLETE, Inc.	2,853
104	Duke Energy Corp.	11,702
24	Eversource Energy	2,216
79	Fortis, Inc.	3,978
11	IDACORP, Inc.	1,199
31	MGE Energy, Inc.	2,460
356	NextEra Energy, Inc.	26,946
66	Otter Tail Corp.	4,316
144	The Southern Co.	10,895
23	Xcel Energy, Inc.	1,733
		68,298
Electrical Equipment (2.2%)
80,000	Ballard Power Systems, Inc.(a)	581,600
35,000	Bloom Energy Corp., Class A(a)	613,200
60,000	Vestas Wind Systems A/S ADR	505,800
		1,700,600
Energy Equipment & Services (15.4%)
35,320	Baker Hughes Co.	1,270,814
70,326	Halliburton Co.	2,848,203
20,000	Helmerich & Payne, Inc.	1,007,000
70,000	Patterson-UTI Energy, Inc.	1,335,600
50,502	Schlumberger NV	2,321,072
30,778	Tenaris SA ADR	1,026,138
36,000	Valaris, Ltd.(a)	2,140,200
		11,949,027
Gas Utilities (0.0%^)
23	Brookfield Infrastructure Corp., Class A	1,623
20	Chesapeake Utilities Corp.	2,671
81	National Fuel & Gas Co.	5,956
		10,250
Independent Power and Renewable Electricity Producers (0.0%^)
132	Ormat Technologies, Inc.	11,083
15	Sunnova Energy International, Inc.(a)	300
86	TransAlta Corp.	979
		12,362
Metals & Mining (1.2%)
24,000	Freeport-McMoRan, Inc.	937,920
Multi-Utilities (0.1%)
40	CMS Energy Corp.	2,842
341	Dominion Resources, Inc.	28,719
61	DTE Energy Co.	8,095
460	National Grid PLC ADR	34,215
152	Sempra Energy	24,907
36	WEC Energy Group, Inc.	3,782
		102,560
Oil, Gas & Consumable Fuels (69.1%)
20,000	Antero Resources Corp.(a)	857,600
67,000	APA Corp.	3,149,670
70,000	BP PLC ADR	2,265,900
29,000	Cameco Corp.	709,630
1,577	Canadian Natural Resources, Ltd.	104,602
2,864	Chevron Corp.	500,226

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
60,000	Comstock Resources, Inc.(a)	$1,158,000
25,139	ConocoPhillips	2,824,618
35,000	Continental Resources, Inc.	2,382,450
40,000	Coterra Energy, Inc.	1,373,200
43,000	Devon Energy Corp.	3,220,700
11,500	Diamondback Energy, Inc.	1,748,230
31,740	Enbridge, Inc.	1,464,801
62	EOG Resources, Inc.	8,492
56,516	Exxon Mobil Corp.	5,425,536
12,000	Hess Corp.	1,476,840
30,000	Hf Sinclair Corp.	1,473,000
104,000	Marathon Oil Corp.	3,268,720
25,317	Marathon Petroleum Corp.	2,577,017
72,000	Occidental Petroleum Corp.	4,990,320
19,189	ONEOK, Inc.	1,263,596
7,990	Phillips 66	805,472
9,000	Pioneer Natural Resources Co.	2,501,460
3,116	Shell PLC ADR	184,530
80,000	Suncor Energy, Inc.	3,230,400
25,610	TC Energy Corp.	1,481,282
5,023	The Williams Cos., Inc.	186,152
13,208	Valero Energy Corp.	1,711,757
16,000	Whiting Petroleum Corp.	1,415,360
		53,759,561
Semiconductors & Semiconductor Equipment (1.2%)
2,000	NXP Semiconductors NV	379,520
2,000	SolarEdge Technologies, Inc.(a)	545,580
		925,100
Water Utilities (0.1%)
211	American States Water Co.	16,722
294	American Water Works Co., Inc.	44,469
38	California Water Service Group	2,039
419	Essential Utilities, Inc.	19,383
49	Middlesex Water Co.	4,166
11	The York Water Co.	451
		87,230
Total Common Stocks (Cost $48,808,085)		72,712,768

Corporate Bonds (4.8%)
Energy Equipment & Services (1.4%)
$300,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100 *	304,893
400,000	Schlumberger Holdings Corp., 3.90%, 5/17/28, Callable 2/17/28 @ 100 *(b)	391,187
350,000	Valaris, Ltd., 8.25%, 4/30/28, Callable 4/30/23 @ 104 *	350,021
		1,046,101
Oil, Gas & Consumable Fuels (3.4%)
800,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27, Callable 9/15/27 @ 100 *	775,319
400,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 105 *(b)	397,340
725,000	Enbridge, Inc., 1.60%, 10/4/26, Callable 9/4/26 @ 100 *	658,310
550,000	Matador Resources Co., 5.88%, 9/15/26, Callable 6/24/22 @ 104 *	555,500

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	World Energy Fund
May 31, 2022 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Oil, Gas & Consumable Fuels, continued:
$320,000	ONEOK, Inc., 3.10%, 3/15/30, Callable 12/15/29 @ 100 *	$284,713
		2,671,182
Total Corporate Bonds (Cost $3,845,210)		3,717,283

Investment in Affiliates (0.5%)
427,320	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.54%(c)	427,320
Total Investment in Affiliates (Cost $427,320)		427,320

Total Investments (Cost $53,080,615) - 98.8%		76,857,371
Other assets in excess of liabilities — 1.2%		971,611
Net Assets - 100.0%		$77,828,982

The Advisor has determined that 43.2% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

^	Represent less than 0.05%.

ADR	American Depositary Receipt

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Hedged Income Fund
May 31, 2022 (Unaudited)

Shares	Security Description	Value

Common Stocks+ (100.1%)
Beverages (8.2%)
8,600	PepsiCo, Inc.	$1,442,650
23,300	The Coca-Cola Co.	1,476,754
		2,919,404
Biotechnology (5.0%)
12,000	AbbVie, Inc.	1,768,440
Capital Markets (5.8%)
1,600	BlackRock, Inc.	1,070,528
11,300	Morgan Stanley	973,382
		2,043,910
Chemicals (4.3%)
22,200	Dow, Inc.	1,509,156
Communications Equipment (2.9%)
22,800	Cisco Systems, Inc.	1,027,140
Containers & Packaging (2.9%)
6,500	Packaging Corp. of America	1,022,320
Diversified Telecommunication Services (4.2%)
29,000	Verizon Communications, Inc.	1,487,410
Electric Utilities (13.0%)
15,400	American Electric Power Co., Inc.	1,571,262
17,200	Duke Energy Corp.	1,935,344
25,900	FirstEnergy Corp.	1,112,664
		4,619,270
Electrical Equipment (2.5%)
10,200	Emerson Electric Co.	904,332
Electronic Equipment, Instruments & Components (2.4%)
23,800	Corning, Inc.	852,516
Equity Real Estate Investment Trusts (6.4%)
5,900	Crown Castle International Corp.	1,118,935
35,100	STAG Industrial, Inc.	1,168,830
		2,287,765
Health Care Equipment & Supplies (3.2%)
11,400	Medtronic PLC	1,141,710
Hotels, Restaurants & Leisure (2.6%)
3,600	McDonald's Corp.	907,956
Household Products (2.3%)
5,600	The Procter & Gamble Co.	828,128

Shares	Security Description	Value

Common Stocks+, continued:
Multiline Retail (1.7%)
3,800	Target Corp.	$615,144
Oil, Gas & Consumable Fuels (13.5%)
19,700	ONEOK, Inc.	1,297,245
17,900	Phillips 66	1,804,499
28,700	TotalEnergies SE ADR	1,687,560
		4,789,304
Pharmaceuticals (7.8%)
17,500	AstraZeneca PLC ADR	1,163,400
17,300	Merck & Co., Inc.	1,592,119
		2,755,519
Semiconductors & Semiconductor Equipment (5.1%)
3,100	Broadcom, Inc.	1,798,403
Specialty Retail (2.8%)
3,300	The Home Depot, Inc.	999,075
Trading Companies & Distributors (3.5%)
14,600	MSC Industrial Direct Co., Inc.	1,239,978
Total Common Stocks (Cost $33,799,485)		35,516,880

Purchased Options (1.9%)^
104	American Electric Power Co., Inc.	10,920
120	Duke Energy Corp.	18,000
125	ONEOK, Inc.	625
60	PepsiCo, Inc.	15,480
353	SPDR S&P 500 ETF Trust	584,215
170	The Coca-Cola Co.	13,260
200	Verizon Communications, Inc.	9,000
Total Purchased Options (Cost $548,315)		651,500

Investment in Affiliates (2.3%)
827,601	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.54%(a)	827,601
Total Investment in Affiliates (Cost $827,601)		827,601

Total Investments (Cost $35,175,401) - 104.3%		36,995,981
Liabilities in excess of other assets — (4.3)%		(1,523,638)
Net Assets - 100.0%		$35,472,343

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2022.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
^	See Options table below for more details.

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Hedged Income Fund
May 31, 2022 (Unaudited)	Concluded

At May 31, 2022, the Fund's exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

American Electric Power Co., Inc.	Put	80.00 USD	11/18/22	104	$8,320	$10,920
Duke Energy Corp.	Put	97.50 USD	10/21/22	120	11,700	18,000
ONEOK, Inc.	Put	50.00 USD	7/15/22	125	6,250	625
PepsiCo, Inc.	Put	140.00 USD	10/21/22	60	8,400	15,480
SPDR S&P 500 ETF Trust	Put	400.00 USD	9/16/22	353	141,200	584,215
The Coca-Cola Co.	Put	50.00 USD	11/18/22	170	8,500	13,260
Verizon Communications, Inc.	Put	40.00 USD	10/21/22	200	8,000	9,000
Total (Cost $548,314)						$651,500

At May 31, 2022, the Fund's exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Abbvie, Inc.	Call	165.00 USD	6/10/22	21	$3,465	$(105)
Abbvie, Inc.	Call	125.00 USD	6/16/23	6	750	(16,980)
Abbvie, Inc.	Call	115.00 USD	1/19/24	90	10,350	(333,450)
American Electric Power Co., Inc.	Call	90.00 USD	8/19/22	96	8,640	(124,800)
AstraZeneca PLC	Call	68.00 USD	6/10/22	151	10,268	(7,399)
AstraZeneca PLC	Call	70.00 USD	6/10/22	19	1,330	(342)
BlackRock, Inc.	Call	650.00 USD	6/17/22	16	10,400	(43,120)
Cisco Systems, Inc.	Call	54.00 USD	6/10/22	221	11,934	(221)
Corning, Inc.	Call	39.00 USD	6/17/22	231	9,009	(2,310)
Crown Castle International Corp.	Call	190.00 USD	6/17/22	57	10,830	(20,178)
Dow, Inc.	Call	70.00 USD	6/17/22	24	1,680	(2,064)
Dow, Inc.	Call	67.50 USD	9/16/22	176	11,880	(85,888)
Duke Energy Corp.	Call	115.00 USD	6/17/22	165	18,975	(12,375)
Emerson Electric Co.	Call	92.50 USD	6/17/22	99	9,158	(6,633)
FirstEnergy Corp.	Call	46.00 USD	6/17/22	243	11,178	(2,430)
McDonald S Corp.	Call	245.00 USD	6/10/22	29	7,105	(26,100)
Medtronic PLC	Call	110.00 USD	6/10/22	107	11,770	(856)
Merck Co., Inc.	Call	84.00 USD	6/10/22	150	12,600	(114,750)
Morgan Stanley	Call	90.00 USD	6/17/22	110	9,900	(9,570)
ONEOK, Inc.	Call	72.50 USD	6/17/22	69	5,003	(1,518)
ONEOK, Inc.	Call	60.00 USD	7/15/22	123	7,380	(94,710)
Packaging Corp. of America	Call	145.00 USD	6/17/22	54	7,830	(64,260)
Packaging Corp. of America	Call	170.00 USD	6/17/22	9	1,530	(180)
PepsiCo, Inc.	Call	165.00 USD	6/3/22	73	12,045	(23,360)
PepsiCo, Inc.	Call	170.00 USD	6/17/22	10	1,700	(1,750)
Phillips 66	Call	82.50 USD	8/19/22	144	11,880	(288,000)
STAG Industrial, Inc.	Call	35.00 USD	6/17/22	347	12,145	(10,063)
The Coca-Cola Co.	Call	57.50 USD	11/18/22	186	10,695	(137,640)
The Procter Gamble Co.	Call	165.00 USD	6/10/22	52	8,580	(52)
TotalEnrgies SE	Call	60.00 USD	7/15/22	279	16,740	(42,408)
Verizon Communications, Inc.	Call	51.00 USD	6/3/22	282	14,382	(16,356)
Total (Premiums $(1,626,044))						$(1,489,868)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See notes to schedule of portfolio of investments.

Notes to Schedules of Portfolio Investments
May 31, 2022 (Unaudited)

1.	Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of May 31, 2022 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value

Strategic Enhanced Yield Fund:
Amur Equipment Finance Receivables LLC, Series 2021-1A, E, 4.13%, 3/20/28	4/14/21	$599,953	$600,000	$553,726
Brean Asset Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63	3/25/21	316,727	346,767	277,797

2.	Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending May 31, 2022 is noted below:

				Net Realized	Net Change in Unrealized	Fair
	Fair Value			Gains/	Appreciation/	Value	Shares as of	Dividend
Fund	8/31/21	Purchases	Sales	(Losses)	(Depreciation)	5/31/22	5/31/22	Income
Limited Duration Fund	$4,256,770	$52,803,073	$(51,803,304)	$-	$-	$5,256,539	5,256,539	$2,221
Moderate Duration Fund	1,478,458	5,713,520	(6,752,428)	-	-	439,550	439,550	281
Bond Fund	2,305,878	44,452,565	(43,565,602)	-	-	3,192,841	3,192,841	2,220
Strategic Enhanced Yield Fund	1,318,672	7,623,784	(8,157,436)	-	-	785,020	785,020	440
Ultra Short Tax-Free Income Fund	95,418	12,782,335	(12,840,759)	-	-	36,994	36,994	61
Mid Cap Diverse Leadership Fund	36,118	4,496,760	(4,447,509)	-	-	85,369	85,369	63
Opportunistic Fund	1,326,656	54,801,844	(53,853,620)	-	-	2,274,880	2,274,880	2,283
World Energy Fund	439,196	35,701,833	(35,713,709)	-	-	427,320	427,320	304
Hedged Income Fund	524,599	14,280,340	(13,977,338)	-	-	827,601	827,601	538
	$11,781,765	$232,656,054	$(231,111,705)	$-	$-	$13,326,114	13,326,114	$8,411

A summary of each Fund's investment in an affiliated money market fund (U.S. Treasury Fund, Select Shares) for the period ending May 31, 2022 is noted below:

Fund	Fair Value 8/31/21	Purchases	Sales	Net Realized Gains/ (Losses)	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 5/31/22	Shares as of 5/31/22	Dividend Income
Limited Duration Fund	$-	$5,572,423	$(5,572,423)	$-	$-	$-	-	$86
Bond Fund	-	1,999,999	(1,999,999)	-	-	-	-	-
Opportunistic Fund	-	7,496,104	(7,496,104)	-	-	-	-	35
	$-	$15,068,526	$(15,068,526)	$-	$-	$-	-	$121